Income taxes - Summary of change in net deferred tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net deferred income tax liability
Deferred tax liability (asset) at end of period	$ 415,452	$ 384,361
Deferred income tax expense (recovery) in the statements of operations	20,671	(28,229)
Deferred tax expense in the consolidated statements of other comprehensive income	10,419	2,371
Deferred tax liability (asset) at beginning of period	$ 384,361	$ 410,219